Risk management - Disclosure of credit and concentration risk (Details) € in Millions	Dec. 31, 2023 EUR (€)
Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	€ 278,569
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,773,652
Credit risk | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	368,828
Credit risk | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	375,040
Credit risk | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	616,746
Credit risk | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	413,038
Credit risk | Central banks and credit institutions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	379,533
Credit risk | Central banks and credit institutions | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	99,186
Credit risk | Central banks and credit institutions | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	69,692
Credit risk | Central banks and credit institutions | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	132,573
Credit risk | Central banks and credit institutions | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	78,082
Credit risk | Public sector
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	215,038
Credit risk | Public sector | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	56,158
Credit risk | Public sector | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	51,160
Credit risk | Public sector | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	96,477
Credit risk | Public sector | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	11,243
Credit risk | Central government
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	186,872
Credit risk | Central government | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	43,442
Credit risk | Central government | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	45,469
Credit risk | Central government | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	87,217
Credit risk | Central government | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	10,744
Credit risk | Other central government
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	28,166
Credit risk | Other central government | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	12,716
Credit risk | Other central government | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	5,691
Credit risk | Other central government | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	9,260
Credit risk | Other central government | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	499
Credit risk | Other financial institutions (financial business activity)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	158,730
Credit risk | Other financial institutions (financial business activity) | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	15,578
Credit risk | Other financial institutions (financial business activity) | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	44,480
Credit risk | Other financial institutions (financial business activity) | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	60,321
Credit risk | Other financial institutions (financial business activity) | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	38,351
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	455,926
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	109,246
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	106,328
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	179,349
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	61,003
Credit risk | Construction and property development
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	20,621
Credit risk | Construction and property development | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	3,318
Credit risk | Construction and property development | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	4,189
Credit risk | Construction and property development | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	7,561
Credit risk | Construction and property development | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	5,553
Credit risk | Civil engineering construction
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	5,538
Credit risk | Civil engineering construction | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	2,354
Credit risk | Civil engineering construction | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,740
Credit risk | Civil engineering construction | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,257
Credit risk | Civil engineering construction | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	187
Credit risk | Large companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	282,357
Credit risk | Large companies | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	48,777
Credit risk | Large companies | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	61,506
Credit risk | Large companies | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	126,207
Credit risk | Large companies | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	45,867
Credit risk | SMEs and individual entrepreneurs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	147,410
Credit risk | SMEs and individual entrepreneurs | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	54,797
Credit risk | SMEs and individual entrepreneurs | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	38,893
Credit risk | SMEs and individual entrepreneurs | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	44,324
Credit risk | SMEs and individual entrepreneurs | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	9,396
Credit risk | Households - other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	564,425
Credit risk | Households - other | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	88,660
Credit risk | Households - other | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	103,380
Credit risk | Households - other | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	148,026
Credit risk | Households - other | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	224,359
Credit risk | Residential
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	352,478
Credit risk | Residential | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	63,294
Credit risk | Residential | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	36,480
Credit risk | Residential | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	47,347
Credit risk | Residential | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	205,357
Credit risk | Consumer loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	192,960
Credit risk | Consumer loans | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	17,428
Credit risk | Consumer loans | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	64,084
Credit risk | Consumer loans | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	94,805
Credit risk | Consumer loans | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	16,643
Credit risk | Other purposes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	18,987
Credit risk | Other purposes | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	7,938
Credit risk | Other purposes | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	2,816
Credit risk | Other purposes | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	5,874
Credit risk | Other purposes | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	€ 2,359